Long-Term Bank Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Investments and Receivables, Net [Abstract]
Schedule Of Long-Term Bank Deposits And Other Receivables
The following table presents the components of long-term bank deposits and other receivables as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Premises evacuation building input index receivable(1)	$57,447	$51,791
Derivative financial instruments(2)	36,572	32,830
Cross-currency interest rate swap(3)	—	27,286
Prepaid expenses for land rights	2,328	4,742
Long term balances of Non-qualified deferred compensation plan (4)	9,183	11,332
Deposits with banks and other long-term receivables	6,995	5,524
	$112,525	$133,505

(1)    During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive building inputs index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value (see Note 1D(6)).
(2)    Derivative financial instruments related to long term projects.
(3)    During 2021, the Company issued Series B, C and D Notes and entered into a cross-currency interest rate swap transaction in order to effectively hedge the effect of interest and exchange rate differences related to Series B Notes that were issued in NIS.
(4)    Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $9,183 and $11,332 as of December 31, 2022 and 2021, respectively (see Note 17).